Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Foreign currency translation adjustment, tax benefit of $278 for the period November 4, 2011 to December 31, 2011, and tax expense of $(68), $(118), and $(148) for the period January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	$ 278	$ (68)	$ (118)	$ (148)
Net derivative gain (loss), tax benefits		(876)	(958)	(2,226)
Amount of loss reclassified from accumulated OCI into income, tax benefits		$ 1,463	$ 3,330	$ 3,901